Accounts Receivable	12 Months Ended
Mar. 31, 2022
Accounts Receivable [Abstract]
ACCOUNTS RECEIVABLE

NOTE 3 – ACCOUNTS RECEIVABLE

Accounts receivable consisted of the following as of March 31, 2022 and 2021:

	As of March 31,
	2022	2021

Accounts receivable – third parties	$2,780,295	$3,510,261
Accounts receivable – related parties	1,315,875	1,267,547
Total accounts receivable, gross	4,096,170	4,777,808
Less: allowance for doubtful accounts	(762,992)	(270,693)
Accounts receivable, net	$3,333,178	$4,507,115

For the years ended March 31, 2022 and 2021, the Company record bad debt expense of $477,299 and $152,902, respectively.